UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  06/99
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shannon D. Coogle
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

/s/ Shannon D. Coogle          Atlanta, GA                    08/06/99
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         ______________

Form 13F Information Table Entry Total:       129
                                         ______________

Form 13F Information Table Value Total:     $116,879
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 |---INVESTMENT----|   OTHER    |------VOTING------|
                                                                                     DISCRETION       MANAGER         AUTHORITY
NAME OF ISSUER                  TITLE                       FAIR      SHARES
                                OF         CUSIP            MARKET    OR
                                CLASS      NUMBER           VALUE     PRINC.     SOLE  DEFINED OTHER            SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH             COMMON     002896207        57,600     1,200      X                            1,200
ADC TELECOM                     OTC IS     000886101       976,177    21,425      X                           21,425
ADVANCED ENERGY INDS            OTC IS     007973100        73,013     1,800      X                            1,800
AIM EASTERN EUROPE FUND         COMMON     00141J108       671,150    86,600      X                           86,600
ALBERTSONS INC                  COMMON     013104104        48,727       945      X                              945
ALIANT COMM INC                 OTC IS     016090102        48,497     1,050      X                            1,050
ALLSTATE CORP                   COMMON     020002101        39,531     1,100      X                            1,100
AMERICA ONLINE                  COMMON     02364J104       128,700     1,170      X                            1,170
AMERICAN EXPRESS                COMMON     025816109        39,600       300      X                              300
AMERICAN INTERNATIONAL GRP      COMMON     026874107        40,972       350      X                              350
AMERICAN MGT SYS                OTC IS     027352103        46,491     1,450      X                            1,450
AMERICAN STANDARD               COMMON     029712106       115,200     2,400      X                            2,400
AMERICAN TEL & TEL CO           COMMON     001957109       499,526     8,950      X                            8,950
AMERISOURCE HEALTH              COMMON     03071P102        44,625     1,750      X                            1,750
AMGEN                           OTC IS     031162100       698,541    11,475      X                           11,475
ANN TAYLOR STORES               COMMON     036115103        43,875       975      X                              975
APPLE COMP INC                  OTC IS     037833100        54,417     1,175      X                            1,175
APPLIED MATERIALS INC           OTC IS     038222105        59,100       800      X                              800
ASCEND                          COMMON     043491109        94,838       900      X                              900
AVIS RENT A CAR                 COMMON     053790101        49,513     1,700      X                            1,700
BALL CORP W/ RTS TO PUR P/S     COMMON     058498106        35,913       850      X                              850
BEAR STEARNS COMPANIES          COMMON     073902108        51,425     1,100      X                            1,100
BERGEN BRUNSWIG CORP            COMMON     083739102     1,432,823    83,975      X                           83,975
BMC SOFTWARE                    OTC IS     055921100     2,991,600    55,400      X                           55,400
BUSINESS OBJECTS SA             OTC IS     12328X107        52,925     1,450      X                            1,450
CADENCE DESIGN SYSTEMS          COMMON     127387108       252,500    20,000      X                           20,000
CAPITAL ONE FINANCIAL           COMMON     14040H105     4,114,659    74,138      X                           74,138
CARNIVAL CORP                   COMMON     143658102     3,427,738    70,675      X                           70,675
CATERPILLAR                     COMMON     149123101     6,152,400   102,540      X                          102,540
CENT. EUROPEAN EQUITY FUND      COMMON     153436100     1,048,919    80,300      X                           80,300
CENTEX CORP                     COMMON     152312104        54,466     1,450      X                            1,450
CENTURY TEL, INC                COMMON     156700106     2,170,350    54,600      X                           54,600
CERUS CORP                      OTC IS     157085101       110,000     5,000      X                            5,000
CHEVRON CORP                    COMMON     116751107       780,943     8,215      X                            8,215
CHURCH & DWIGHT CO INC          COMMON     171340102        50,025     1,150      X                            1,150
CISCO SYSTEMS                   OTC IS     17275R102       115,988     1,800      X                            1,800
CITIGROUP                       COMMON     172967101         8,883       187      X                              187
CLAIRES STORES                  COMMON     179584107        42,488     1,650      X                            1,650
COCA-COLA                       COMMON     191216100        75,000     1,200      X                            1,200
COMMONWEALTH TELEPHONE          OTC IS     203349105        50,547     1,250      X                            1,250
COMPAQ COMPUTER CORP            COMMON     204493100     2,368,750   100,000      X                          100,000
COORS ADOLPH                    COMMON     217016104       769,726    15,550      X                           15,550
CORNING INC                     COMMON     219350105        63,133       900      X                              900
DANAHER CORP                    COMMON     235851102     1,674,000    28,800      X                           28,800
DARDEN REST INC                 COMMON     237194105        50,169     2,300      X                            2,300
DAYTON HUDSON CORP              COMMON     239753106       563,875     8,675      X                            8,675
DELPHI AUTOMOTIVE SYS CORP      COMMON     247126105         7,752       419      X                              419
DELTA AIR LINES                 COMMON     247361108        80,675     1,400      X                            1,400
DOLLAR TREE STORES              OTC IS     256747106        56,100     1,275      X                            1,275
DYCOM IND INC                   COMMON     267475101        58,800     1,050      X                            1,050
E. I. DU PONT                   COMMON     263534109     6,061,412    88,730      X                           88,730
EASTMAN KODAK                   COMMON     277461309     2,056,213    30,350      X                           30,350
EXXON CORP                      COMMON     302290101     4,087,625    53,000      X                           53,000
FEDERAL HOME LOAN MRTGE         COMMON     313400301     2,399,750    41,375      X                           41,375
FOODMAKER INC                   COMMON     344839204        51,075     1,800      X                            1,800
GAP INC                         COMMON     364760108        56,672     1,125      X                            1,125
GENERAL DYNAMICS CORP           COMMON     369550108        51,656       750      X                              750
GENERAL MOTORS CORP             COMMON     370442105     3,652,440    55,340      X                           55,340
GENZYME CORP                    OTC IS     372917104       881,488    18,175      X                           18,175
GEORGIA PACIFIC CORP            COMMON     373298108        71,063     1,500      X                            1,500
GILLETTE                        COMMON     375766102        22,619       550      X                              550
GOODYEAR TRIE & RUBBER          COMMON     382550103     2,445,150    41,575      X                           41,575
GULFSTREAM AEROSPACE            COMMON     402734107     2,949,125    43,650      X                           43,650
HOLLYWOOD ENTERTAINMENT         OTC IS     436141105        40,103     2,050      X                            2,050
INSIGHT ENTERPRISES             OTC IS     457650103        49,500     2,000      X                            2,000
INTEL CORP                      OTC IS     458140100        56,525       950      X                              950
INTERNATIONAL PAPER CO.         COMMON     460146103       185,925     3,700      X                            3,700
INTIMATE BRANDS                 COMMON     461156101     1,185,323    25,020      X                           25,020
INTL HOUSE OF PANCAKES          OTC IS     449623107       415,087    17,250      X                           17,250
ITT EDUCATIONAL                 COMMON     45068B109       725,189    27,825      X                           27,825
JACOBS ENGINEERING GROUP        COMMON     469814107     2,236,300    58,850      X                           58,850
JUST FOR FEET                   OTC IS     48213P106     1,051,244   163,300      X                          163,300
KAUFMAN & BROAD HOMES           COMMON     486168107     1,583,294    63,650      X                           63,650
KEBBLER FOODS                   COMMON     487256109        41,175     1,350      X                            1,350
KENNETH COLE PROD INC           COMMON     193294105        44,600     1,600      X                            1,600
LAM RESEARCH CORP               OTC IS     512807108        77,034     1,650      X                            1,650
LEXMARK INT'L                   COMMON     529771107     4,360,786    66,010      X                           66,010
LUCENT TECHNOLOGIES             COMMON     549463107       100,145     1,485      X                            1,485
METZLER GROUP, INC              OTC IS     592903108        35,913     1,300      X                            1,300
MGM GRAND INC                   COMMON     552953101        58,800     1,200      X                            1,200
MINNESOTA MNG & MFG             COMMON     604059105     2,395,142    27,550      X                           27,550
MOHAWK INDUSTRIES INC           COMMON     608190104        56,194     1,850      X                            1,850
MONSATO COMP                    COMMON     611662107        98,908     2,500      X                            2,500
MORGAN JP & CO                  COMMON     616880100       802,958     5,715      X                            5,715
NATIONAL COMPUTER               OTC IS     635519101       715,500    21,200      X                           21,200
NETWORK ASSOCIATES              OTC IS     640938106       801,213    54,550      X                           54,550
NEXTEL COMMUNICATION            OTC IS     65332V103       165,620     3,300      X                            3,300
NEXTLINK COMMUNICATION          OTC IS     65333H707       208,250     2,800      X                            2,800
NORTHERN BORDER PARTNERS        COMMON     664785102        49,700     1,600      X                            1,600
NOVELL INC                      COMMON     670006105        56,975     2,150      X                            2,150
O REILLY AUTOMATIVE             OTC IS     686091109        57,931     1,150      X                            1,150
OFFICE DEPOT                    COMMON     676220106     3,470,775   157,312      X                          157,312
ORACLE SYS CORP                 OTC IS     68389X105     1,345,781    36,250      X                           36,250
OUTBACK STEAKHOUSE INC          OTC IS     689899102     5,137,187   130,674      X                          130,674
PAGING NETWORK                  OTC IS     695542100        79,415    16,500      X                           16,500
PHILLIP MORRIS COMP             COMMON     718154107     5,074,937   126,281      X                          126,281
PHOSPHATE RESOURCE PART         COMMON     719217101        43,000     4,000      X                            4,000
PILGRIMS PRIDE                  COMMON     721467108        67,500     2,250      X                            2,250
PLACER DOME INC                 COMMON     725906101        83,425     7,100      X                            7,100
PROVIDIAN FINL CORP             COMMON     74404A102        60,613       650      X                              650
RF MICRO DEVICES                OTC IS     749941100        74,625     1,000      X                            1,000
ROBERTS PHARM                   COMMON     770491108     3,886,200   161,925      X                          161,925
SAFEWAY INC                     COMMON     786514208       495,000    10,000      X                           10,000
SCHLUMBERGER                    COMMON     806857108       108,270     1,700      X                            1,700
SCIENTIFIC ATLANTA INC          COMMON     808655104     1,260,000    35,000      X                           35,000
SCUDDER BRAZIL FUND             COMMON     105759104     2,826,250   190,000      X                          190,000
SEARS ROBUCK & CO               COMMON     812387108       254,009     5,700      X                            5,700
SHAW INDUSTRIES                 COMMON     820286102     2,082,938   119,025      X                          119,025
SIEBEL SYS INC                  OTC IS     826170102        66,313     1,000      X                            1,000
SKYWEST INC                     OTC IS     830879102        53,616     2,150      X                            2,150
SOVEREIGN BANCORP INC           OTC IS     845905108        69,113     5,700      X                            5,700
STERLING COMMERCE               COMMON     859205106     2,337,300    63,600      X                           63,600
SUN MICROSYSTEMS                OTC IS     866810104     1,088,225    15,800      X                           15,800
SWIFT TRANSPORTATION            OTC IS     870756103       910,250    41,375      X                           41,375
TECH DATA CORP                  OTC IS     878237106        80,325     2,100      X                            2,100
TEEKAY SHIPPING CORP            COMMON     V89564104        79,313     4,500      X                            4,500
TIFFANY & CO                    COMMON     886547108     1,059,088    10,975      X                           10,975
TJX COMPANIIES                  COMMON     872540109     1,202,586    36,100      X                           36,100
TOMMY HILFIGER                  COMMON     G8915Z102     1,179,325    16,100      X                           16,100
TOWER AUTO                      COMMON     891707301        63,594     2,500      X                            2,500
WALT DISNEY                     COMMON     254687106        80,749     2,675      X                            2,675
WASHINGTON POST COMP            COMMON     939640108         5,395        10      X                               10
WATERS CORP                     COMMON     941848103     4,311,094    81,150      X                           81,150
WELLPOINT HEALTH NTWK           COMMON     94973H108     2,705,391    31,875      X                           31,875
WELLS FARGO COMP                COMMON     949746101        17,100       400      X                              400
WESTERN WIRELESS CORP           OTC IS     95988E204        56,700     2,100      X                            2,100
WEYERHAEUSER                    COMMON     962166104        30,938       450      X                              450
WORLDCOM                        OTC IS     55268B106       103,276     1,200      X                            1,200
XIRCOM INC                      OTC IS     983922105        45,094     1,500      X                            1,500

Report Summary                                         116,878,990